Cash and Cash Equivalent Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash, cash equivalents and marketable securities [Line Items]
Cash and cash equivalents in domestic accounts	$ 263,853	$ 347,734
Cash and cash equivalents in foreign accounts	52,484	47,061
Total	$ 316,337	$ 394,795	$ 449,955	$ 220,018